Investments - Changes in Equity Attributable to Intelsat and Equity Attributable to Noncontrolling Interests (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Investments [Line Items]
Beginning Balance				$ (3,609,998)				$ (4,620,353)	$ (3,609,998)	$ (4,620,353)
Net income (loss)	$ (88,956)	$ (29,416)	$ (22,800)	(33,642)	$ 663,803	$ 196,605	$ 117,412	16,292	(174,814)	994,112	$ (3,919,453)
Dividends paid to noncontrolling interests									(8,755)	(8,980)
Share-based compensation									16,472	23,089
Postretirement/pension liability adjustment									(11,801)	2,041
Other comprehensive income									332	93
Ending Balance	(3,788,564)				(3,609,998)				(3,788,564)	(3,609,998)	(4,620,353)
Intelsat S.A. Shareholders' Deficit [Member]
Schedule of Investments [Line Items]
Beginning Balance				(3,634,145)				(4,649,565)	(3,634,145)	(4,649,565)
Net income (loss)									(178,728)	990,197
Share-based compensation									16,472	23,089	25,921
Postretirement/pension liability adjustment									(11,801)	2,041
Other comprehensive income									332	93	(361)
Ending Balance	(3,807,870)				(3,634,145)				(3,807,870)	(3,634,145)	(4,649,565)
Noncontrolling Interest [Member]
Schedule of Investments [Line Items]
Beginning Balance				$ 24,147				$ 29,212	24,147	29,212
Net income (loss)									3,914	3,915
Dividends paid to noncontrolling interests									(8,755)	(8,980)	(8,423)
Ending Balance	$ 19,306				$ 24,147				$ 19,306	$ 24,147	$ 29,212